Basis of Presentation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Indefinite-Lived Intangible Assets
U.S. Method Patent	13.4 years

Web Domain	Indefinite life

Trademark	Indefinite life

U.S. Method Patent	13.4 years

Web Domain	Indefinite life

Trademark	Indefinite life